Notes Related to the Consolidated Statements of Financial Position - Basic Earnings per Share and Diluted Earnings (Loss) per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net loss (in thousands of euros)	€ (33,530)	€ (21,913)	€ (15,013)
Weighted number of shares for the period	11,370,557	7,983,642	6,957,654
Basic loss per share (€/share)	€ (2.95)	€ (2.74)	€ (2.16)
Diluted loss per share (€/share)	€ (2.95)	€ (2.74)	€ (2.16)